[LOGO]
EATON VANCE-Registered Trademark-
---------------------------------
                     MUTUAL FUNDS

                                                                [STOCKS GRAPHIC]

INVESTING
FOR THE
21ST
CENTURY-Registered Trademark-



    Semiannual Report March 31, 2001


                                  EATON VANCE
                                     INCOME
[PAUL REVERE STATUE GRAPHIC]          FUND
                                       OF
                                     BOSTON


[BOSTON SKYLINE GRAPHIC]

Eaton Vance Income Fund of Boston as of March 31, 2001

INVESTMENT UPDATE

Investment Environment
--------------------------------------------------------------------------------
- The high-yield market experienced one of its most challenging periods on record during the past six months. A weak economy, rising default rates and concerns over market liquidity contributed to the market's poor performance. Credit spreads - the yield differential between high-yield bonds and Treasuries - were at their highest level in eight years, around 800 basis points (8.0%) at March 31, 2001.

- The telecom sector remained a major barrier for the high-yield segment. By year-end, U.S. telecom companies had issued nearly $270 billion in bonds over the past five-years. However, plagued by fierce competition, sharply falling revenues and a glut of capacity, these "business plan" telecoms faced deteriorating fundamentals and a shortage of capital.

- While the high-yield market was characteristically less sensitive to the Federal Reserve's newly-accommodative monetary policy, an uptick in the economy may be helpful. A more significant turnaround will await a further shakeout among distressed telecoms and stronger activity within the industrial sector.

The Fund
--------------------------------------------------------------------------------
  PERFORMANCE FOR THE PAST SIX MONTHS

- During the six months ended March 31, 2000, the Fund's Class A shares had a total return of -5.21%. This return resulted from a decrease in net asset value (NAV) to $6.89 per share on March 31, 2001 from $7.75 on September 30, 2000 and the reinvestment of $0.455 in dividends.(1)

- The Fund's Class I shares had a total return of -4.94% during the period, the result of a decrease in NAV to $8.21 per share from $9.21 per share and the reinvestment of $0.542 in dividends.

- Based on the Fund's most recent distributions and NAVs on March 31, 2001 of $6.89 per share for Class A and $8.21 for Class I, the Class A and Class I distribution rates were 11.45% and 12.12%, respectively.(2) The SEC 30-day yields for Class A and I shares at March 31, 2001 were 13.07% and 13.75%.(3)


  RECENT FUND DEVELOPMENTS

- Management used the market pullback as an opportunity to add selectively to higher-quality bonds in the high-yield universe, BB-rated holdings which had suffered inordinate declines with the collapse in B-rated bonds. The Fund remained very selective within the industrial sectors, while adding to defensive areas such as utilities, casinos and healthcare.

- Broadcasting and cable, at 16.3%, was the Fund's largest sector weighting at March 31. The cable industry has been able to raise prices, especially noteworthy in a slower economy. Charter Communication Holdings added 275,000 subscribers in the past year, enjoying the industry's fastest growth in digital cable subscribers. Charter also benefited from strong growth in its high-speed Internet service.

- The Fund lightened its exposure to wireline telecoms, focusing instead on wireless leaders like Nextel, which posted 48% first quarter revenue growth. The Fund also had investments in tower companies, which own and lease antenna sites to the wireless and broadcast industries. SpectraSite increased its sites by 19% in the first quarter alone and enjoyed same-site revenue growth of 39% from a year earlier.

- In the oil and gas sector, Chesapeake Energy Corp. registered record exploration earnings in the first quarter of 2001. The company increased production by 18% over the same period a year ago, benefiting from higher oil prices, up nearly 20%, and a doubling in natural gas prices.

- In the utility sector, Calpine Corp. enjoyed a surge in revenues in the past year. The company owns and operates cogeneration facilities, selling electricity to third-party providers in the U.S. and Canada. Calpine recently announced plans to develop the Sonoran Pipeline, a 1,160-mile, interstate conduit that will provide a much-needed boost in natural gas capacity for energy-starved California.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELD WILL VARY.

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF MARCH 31, 2001

PERFORMANCE(4)                                     CLASS A      CLASS I
------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
------------------------------------------------------------------------------------
One Year                                            -7.15%       -7.00%
Five Years                                           7.19        N.A.
Ten Years                                           11.43        N.A.
Life of Fund+                                        9.55        -0.33


SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING 4.75% SALES CHARGE FOR CLASS A SHARES)
------------------------------------------------------------------------------------
One Year                                           -11.61%       -7.00%
Five Years                                           6.14        N.A.
Ten Years                                           10.89        N.A.
Life of Fund+                                        9.36        -0.33

+Inception dates: Class A: 6/15/72; Class I: 7/1/99

TEN LARGEST HOLDINGS(5)
-----------------------------------------------------
Allied Waste                                3.1%
Telewest Communications, Inc.               2.6
Chesapeake Energy Corp.                     2.6
Charter Communications Holdings             2.4
Nextel Communications, Inc.                 2.4
MGM Mirage, Inc.                            2.3
NTL Communications Corp.                    2.3
Stone Container Corp.                       1.8
Calpine Corp.                               1.7
Mandalay Resort Group                       1.5

(1) This return does not include the Fund's 4.75% maximum sales charge for Class A shares. Class I has no sales charge.
(2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.
(3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(4) Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect sales charge as noted. Shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% early redemption fee.
(5) Ten largest holdings account for 22.7% of the Fund's investments, determined by dividing the total market value of the holdings by the total investments of the Fund. Holdings are subject to change.


    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

CORPORATE BONDS & NOTES -- 92.1%

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Aerospace and Defense -- 1.3%
-------------------------------------------------------------------------------
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                                    $     2,490    $  2,676,750
Sequa Corp., Sr. Notes,
8.875%, 4/1/08(1)                                           910         910,000
Sequa Corp., Sr. Notes, 9.00%, 8/1/09                     1,200       1,215,000
Transdigm, Inc., 10.375%, 12/1/08                         5,240       5,109,000
-------------------------------------------------------------------------------
                                                                   $  9,910,750
-------------------------------------------------------------------------------
Airlines -- 0.5%
-------------------------------------------------------------------------------
Northwest Airlines, Inc.,
7.875%, 3/15/08                                     $     4,290    $  4,097,430
-------------------------------------------------------------------------------
                                                                   $  4,097,430
-------------------------------------------------------------------------------
Apparel -- 1.3%
-------------------------------------------------------------------------------
Tropical Sportswear International,
11.00%, 6/15/08                                     $     1,200    $  1,146,000
William Carter Co., Sr. Sub. Notes,
10.375%, 12/1/06                                          8,350       8,600,500
-------------------------------------------------------------------------------
                                                                   $  9,746,500
-------------------------------------------------------------------------------
Auto and Parts -- 0.4%
-------------------------------------------------------------------------------
Delco Remy International,
10.625%, 8/1/06                                     $     1,000    $    985,000
Hayes Lemmerz International Inc.,
9.125%, 7/15/07                                           1,050         771,750
Hayes Lemmerz International Inc.,
9.125%, 7/15/07                                             525         385,875
J.L. French Automative Casting,
11.50%, 6/1/09(2)(3)                                      1,920         816,000
Talon Automotive Group, Sr. Sub. Notes,
9.625%, 5/1/08(2)(3)                                      2,550         235,875
-------------------------------------------------------------------------------
                                                                   $  3,194,500
-------------------------------------------------------------------------------
Broadcasting and Cable -- 14.9%
-------------------------------------------------------------------------------
ACME Television Services, Inc.,
10.875%, (0% until 9/30/2000), 9/30/04              $     3,620    $  3,389,225
Adelphia Communications Corp., Sr.
Notes, 9.875%, 3/1/07                                       700         705,250
Alamosa Delaware Inc., Sr. Notes,
12.50%, 2/1/11(1)                                         7,595       7,576,012
Charter Communication Holdings LLC, Sr.
Notes, 8.625%, 4/1/09                                       350         338,625
Charter Communication Holdings LLC, Sr.
Notes, 10.00%, 4/1/09                                       820         854,850
                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Broadcasting and Cable (continued)
-------------------------------------------------------------------------------
Charter Communication Holdings, Sr.
Disc. Notes, 13.50%, (0% until 2006)
1/15/11(1)                                          $       255    $    161,925
Charter Communication Holdings, Sr.
Disc. Notes, 13.50%, 1/15/11                                320         200,800
Charter Communication Holdings, Sr.
Notes, 10.75%, 10/1/09                                   15,925      17,039,750
CSC Holdings Inc., Sr. Notes,
7.625%, 4/1/11(1)                                        10,000       9,975,000
Diamond Cable Communications Co., Sr.
Disc. Notes, 11.75%, 12/15/05                             1,395       1,297,350
EchoStar Broadband Corp., Sr. Notes,
10.375%, 10/1/07(1)                                       3,922       4,020,050
EchoStar DBS Corp., Sr. Notes,
9.25%, 2/1/06                                               600         602,250
EchoStar DBS Corp., Sr. Notes,
9.375%, 2/1/09                                            1,450       1,460,875
Emmis Escrow Corp., Sr. Disc. Notes,
12.50%, (0% until 2006) 3/15/11(1)                       10,340       5,687,000
Golden Sky DBS, Inc., Sr. Disc. Notes,
13.50%, (0% until 2004), 3/1/07                           2,855       1,898,575
Granite Broadcasting Corp., Sr. Sub.
Notes, 8.875%, 5/15/08                                    2,000       1,350,000
Granite Broadcasting Corp., Sr. Sub.
Notes, 10.375%, 5/15/05                                   1,513       1,051,465
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006) 2/15/11(1)                        9,880       5,458,700
Insight Midwest/Insight Capital, Sr.
Notes, 10.50%, 11/1/10(1)                                 2,167       2,329,525
Mediacom LLC/Capital Corp., Sr. Notes,
9.50%, 1/15/13(1)                                         3,200       3,144,000
Muzak Holdings LLC, 9.875%, 3/15/09                       3,335       2,884,775
Muzak Holdings LLC, Sr. Disc. Notes,
13.00%, (0% until 2004), 3/15/10                          2,812       1,588,780
NTL Communications Corp.,
9.25%, 11/15/06                           EUR               300         227,223
NTL Communications Corp., Sr. Notes,
11.50%, 10/1/08                                           1,375       1,216,875
NTL, Inc., 5.75%, 12/15/09(1)                             2,450       1,332,187
NTL, Inc., Sr. Notes, Series B,
9.75%, (0% until 2003) 4/1/08                             2,800       1,617,000
Ono Finance PLC, 13.00%, 5/1/09                           3,940       3,092,900
Ono Finance PLC, 14.00%, 2/15/11(1)                       2,520       2,192,400
Pegasus Communications Corp., Sr. Notes,
9.75%, 12/1/06                                            1,775       1,704,000
Pegasus Communications Corp., Sr. Notes,
12.50%, 8/1/07                                            1,800       1,836,000
RCN Corp., Sr. Disc. Notes,
9.80%, (0% until 2003) 2/15/08                              750         168,750

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Broadcasting and Cable (continued)
-------------------------------------------------------------------------------
RCN Corp., Sr. Disc. Notes,
11.00%, (0% until 2003) 7/1/08                      $     1,175    $    264,375
Telemundo Holdings, Inc., Sr. Disc.
Notes, 11.50%, (0% until 2003), 8/15/08                   4,700       3,407,500
Telewest Communication PLC,
9.875%, (0% until 2004), 4/15/09          GBP             2,425       1,893,682
Telewest Communication PLC, Debs.,
11.00%, (0% until 2000), 10/1/07                         12,305      12,120,425
Telewest Communication PLC, Sr. Disc.
Notes, 9.25%, (0% until 2004), 4/15/09                    6,254       3,705,495
Telewest Communication PLC, Sr. Notes,
11.25%, 11/1/08                                           2,600       2,626,000
United Pan Europe Communications, Sr.
Disc. Notes, 13.375%, (0% until 2004),
11/1/09                                                   2,500         887,500
United Pan Europe Communications, Sr.
Disc. Notes, 13.75%, (0% until 2005)
2/1/10                                                    4,960       1,661,600
United Pan Europe Communications, Sr.
Disc. Notes, 12.50%, (0% until 2004)
8/1/09                                                    5,240       1,860,200
United Pan Europe Communications, Sr.
Notes, 11.25%, 11/1/09                    EUR             1,760       1,013,630
United Pan Europe Communications, Sr.
Notes, 11.25%, 2/1/10                                       270         184,275
-------------------------------------------------------------------------------
                                                                   $116,026,799
-------------------------------------------------------------------------------
Business Services - Miscellaneous -- 0.5%
-------------------------------------------------------------------------------
AP Holdings, Inc., Sr. Disc. Notes,
11.25%, (0% until 2003), 3/15/08                    $     2,450    $    180,687
Coinmach Corp., Sr. Notes,
11.75%, 11/15/05                                          1,555       1,586,100
Intertek Finance PLC, Sr. Sub. Notes,
Series B, 10.25%, 11/1/06                                 1,400       1,057,000
Richmont Marketing Specialists,
10.125%, 12/15/07                                         4,445         466,725
Stewart Enterprises, Notes, 6.70%, (0%
from 2003 to 2004) 12/1/03                                  360         300,892
-------------------------------------------------------------------------------
                                                                   $  3,591,404
-------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 1.3%
-------------------------------------------------------------------------------
Anthony Crane Rental LP, Guaranteed Sr.
Notes, Series B, 10.375%, 8/1/08                    $     1,000    $    447,500
NationsRent, Inc., Guaranteed Sr. Sub.
Notes, 10.375%, 12/15/08                                  2,650         490,250
Neff Corp., 10.25%, 6/1/08                                1,950         828,750
Neff Corp., Guaranteed Sr. Sub. Notes,
10.25%, 6/1/08                                              625         265,625
                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Business Services - Rental & Leasing (continued)
-------------------------------------------------------------------------------
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 11.25%, (0% until 2004), 4/15/09             $    12,235    $  5,658,687
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.00%, (0% until 2003), 7/15/08                   1,150         672,750
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.875%, (0% until 2005), 3/15/10                  4,080       1,734,000
-------------------------------------------------------------------------------
                                                                   $ 10,097,562
-------------------------------------------------------------------------------
Chemicals -- 2.3%
-------------------------------------------------------------------------------
Avecia Group PLC, 11.00%, 7/1/09                    $     2,350    $  2,491,000
Hercules Inc., 11.125%, 11/15/07(1)                       4,585       4,653,775
PCI Chemicals Canada, Inc.,
9.25%, 10/15/07                                           3,000       1,185,000
PMD Group Inc., 11.00%, 2/28/11(1)                        3,780       3,912,300
Sovereign Specialty Chemicals,
11.875%, 3/15/10                                          2,000       1,960,000
Sterling Chemicals, Inc.,
12.375%, 7/15/06                                            800         748,000
Texas Petrochemical Corp., Sr. Sub.
Notes, 11.125%, 7/1/06                                    1,225       1,016,750
Vantico Group, 12.00%, 8/1/10(1)          EUR             2,130       1,903,148
-------------------------------------------------------------------------------
                                                                   $ 17,869,973
-------------------------------------------------------------------------------
Consumer Products -- 0.5%
-------------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                    $     1,920    $  1,430,400
Glenoit Corp., Sr. Sub. Notes,
11.00%, 4/15/07(2)(3)                                     2,400         102,000
Icon Health and Fitness, Inc.,
12.00%, 9/27/05(1)                                          355         213,120
Polaroid Corp., 6.75%, 1/15/02                            1,750       1,181,250
Weight Watcher International, Inc.,
13.00%, 10/1/09                                             670         733,650
-------------------------------------------------------------------------------
                                                                   $  3,660,420
-------------------------------------------------------------------------------
Containers and Packaging -- 2.1%
-------------------------------------------------------------------------------
Riverwood International Corp.,
10.875%, 4/1/08                                     $     3,000    $  2,865,000
Stone Container Corp., Sr. Notes,
9.25%, 2/1/08(1)                                          4,660       4,753,200
Stone Container Corp., Sr. Notes,
9.75%, 2/1/11(1)                                          6,915       7,087,875

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Containers and Packaging (continued)
-------------------------------------------------------------------------------
Stone Container Corp., Sr. Notes,
12.58%, 8/1/16                                      $     1,800    $  1,899,000
-------------------------------------------------------------------------------
                                                                   $ 16,605,075
-------------------------------------------------------------------------------
Drugs -- 0.2%
-------------------------------------------------------------------------------
King Pharmaceutical, Inc.,
10.75%, 2/15/09                                     $     1,175    $  1,260,187
-------------------------------------------------------------------------------
                                                                   $  1,260,187
-------------------------------------------------------------------------------
Electrical Equipment -- 3.2%
-------------------------------------------------------------------------------
AES Corp., Sr. Notes, 9.375%, 9/15/10               $     6,650    $  7,015,750
AES Corp., Sr. Notes, 9.50%, 6/1/09                       1,400       1,484,000
BRL Universal Equipment,
8.875%, 2/15/08(1)                                        2,320       2,407,000
Calpine Corp., Sr. Notes,
7.875%, 4/1/08                                            1,000       1,001,374
Calpine Corp., Sr. Notes,
8.625%, 8/15/10                                          10,550      10,931,256
Calpine Corp., Sr. Notes,
8.75%, 7/15/07                                            1,050       1,079,851
Motors and Gears, Inc., Sr. Notes,
10.75%, 11/15/06                                          1,275       1,243,125
-------------------------------------------------------------------------------
                                                                   $ 25,162,356
-------------------------------------------------------------------------------
Electronic Equipment -- 1.1%
-------------------------------------------------------------------------------
Flextronics International Ltd., Sr. Sub.
Notes, 9.875%, 7/1/10                               $     5,770    $  5,596,900
Viasystems, Inc., Sr. Sub. Notes,
9.75%, 6/1/07                                               900         517,500
Viasystems, Inc., Sr. Sub. Notes, Series
B, 9.75%, 6/1/07                                          3,710       2,133,250
-------------------------------------------------------------------------------
                                                                   $  8,247,650
-------------------------------------------------------------------------------
Energy Services -- 1.2%
-------------------------------------------------------------------------------
CMS Energy Corp., Sr. Notes,
8.50%, 4/15/11                                      $     3,980    $  3,940,200
CMS Energy Corp., Sr. Notes,
9.875%, 10/15/07                                            350         374,900
RBF Finance Co., 11.00%, 3/15/06                          2,300       2,861,591
RBF Finance Co., 11.375%, 3/15/09                         1,800       2,207,003
-------------------------------------------------------------------------------
                                                                   $  9,383,694
-------------------------------------------------------------------------------
Entertainment -- 0.8%
-------------------------------------------------------------------------------
Marvel Enterprise, Inc., 12.00%, 6/15/09            $     2,963    $  1,214,830
Premier Parks, Inc., Sr. Notes,
9.25%, 4/1/06                                             1,000       1,015,000
                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Entertainment (continued)
-------------------------------------------------------------------------------
Premier Parks, Inc., Sr. Notes,
9.75%, 6/15/07                                      $     3,500    $  3,613,750
-------------------------------------------------------------------------------
                                                                   $  5,843,580
-------------------------------------------------------------------------------
Financial Services -- 0.3%
-------------------------------------------------------------------------------
Bear Island LLC, Sr. Notes,
10.00%, 12/1/07                                     $       640    $    592,000
Willis Corroon Corp., 9.00%, 2/1/09                       1,600       1,584,000
-------------------------------------------------------------------------------
                                                                   $  2,176,000
-------------------------------------------------------------------------------
Foods -- 2.1%
-------------------------------------------------------------------------------
Del Monte Corp., Sr. Notes,
12.25%, 4/15/07                                     $     2,820    $  3,087,900
Del Monte Foods Co., Sr. Disc. Notes,
12.50%, (0% until 2002), 12/15/07                         3,675       3,215,625
Luigino's, Inc., Sr. Sub. Notes,
10.00%, 2/1/06                                            1,825       1,542,125
Michael Foods, 11.75%, 4/1/11(1)                          4,135       4,176,350
New World Pasta Company, 9.25%, 2/15/09                   1,490         819,500
Premier International Foods, Sr. Notes,
12.00%, 9/1/09                                            3,908       3,712,600
-------------------------------------------------------------------------------
                                                                   $ 16,554,100
-------------------------------------------------------------------------------
Gaming -- 1.3%
-------------------------------------------------------------------------------
Agrosy Gaming, Sr. Sub. Notes,
10.75%, 6/1/09(1)                                   $     1,565    $  1,690,200
Horseshoe Gaming Holding,
8.625%, 5/15/09                                           1,200       1,197,000
Penn National Gaming Inc., Sr. Sub.
Notes, 11.125%, 3/1/08(1)                                 6,825       6,842,062
-------------------------------------------------------------------------------
                                                                   $  9,729,262
-------------------------------------------------------------------------------
Health Services -- 2.4%
-------------------------------------------------------------------------------
AdvancePCS, Sr. Notes, 8.50%, 4/1/08(1)             $       600    $    609,000
Fresenius Medical Care, 9.00%, 12/1/06                    1,225       1,243,375
HCA - The Healthcare Co., 8.75%, 9/1/10                   5,200       5,581,056
Lifepoint Hospitals Holding,
10.75%, 5/15/09                                             830         917,150
Manor Care Inc., Sr. Notes,
8.00%, 3/1/08(1)                                          1,665       1,702,463
Omnicare Inc., 5.00%, 12/1/07                             2,000       1,752,500
Omnicare Inc., Sr. Sub. Notes,
8.125%, 3/15/11(1)                                        2,400       2,460,000
Tenet Healthcare Corp., Sr. Notes,
9.25%, 9/1/10                                             3,000       3,333,750
Triad Hospitals Holdings,
11.00%, 5/15/09                                           1,000       1,105,000
-------------------------------------------------------------------------------
                                                                   $ 18,704,294
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Information Technology Services -- 2.1%
-------------------------------------------------------------------------------
Covad Communication Group, Sr. Disc.
Notes, 13.50%, (0% until 2003), 3/15/08             $     5,680    $    255,600
Covad Communication Group, Sr. Notes,
12.00%, 2/15/10                                           5,670         652,050
Covad Communication Group, Sr. Notes,
12.50%, 2/15/09                                             350          43,750
Diva Systems Corp., Sr. Notes,
12.625%, (0% until 2003), 3/1/08                          6,175       1,574,625
Equinix, Inc., Sr. Notes,
13.00%, 12/1/07                                           3,500       2,467,500
Exodus Communications Inc., Sr. Notes,
11.375%, 7/15/08                          EUR               125          89,711
Exodus Communications Inc., Sr. Notes,
11.625%, 7/15/10                                          3,530       2,859,300
Exodus Communications, Inc., Sr. Notes,
10.75%, 12/15/09                                          3,615       2,819,700
Exodus Communications, Inc., Sr. Notes,
11.25%, 7/1/08                                              415         334,075
Fisher Scientific International, Sr.
Sub. Notes, 9.00%, 2/1/08                                   540         541,350
Globix Corp., Sr. Notes, 12.50%, 2/1/10                  11,320       3,339,400
PSINet, Inc., Sr. Notes,
10.50%, 12/1/06                                             800          68,000
PSINet, Inc., Sr. Notes,
10.50%, 12/1/06                           EUR               700          43,317
PSINet, Inc., Sr. Notes, 11.00%, 8/1/09                  10,690         962,100
PSINet, Inc., Sr. Notes, 11.00%, 8/1/09   EUR             1,000          61,882
PSINet, Inc., Sr. Notes,
11.50%, 11/1/08                                           1,025          92,250
PSINet, Inc., Sr. Notes, Series B,
10.00%, 2/15/05                                           2,735         232,475
-------------------------------------------------------------------------------
                                                                   $ 16,437,085
-------------------------------------------------------------------------------
Lodging and Gaming -- 8.7%
-------------------------------------------------------------------------------
Ameristar Casinos Inc., Sr. Sub. Notes,
10.75%, 2/15/09(1)                                  $     5,340    $  5,486,850
Anchor Gaming, 9.875%, 10/15/08                           4,880       5,209,400
Hollywood Casino Corp., 11.25%, 5/1/07                      310         330,150
Hollywood Casino Corp., 12.414%, 5/1/06                   4,375       4,659,375
Hollywood Casino Shreveport, First
Mortgage Bonds, 13.00%, 8/1/06                            2,870       3,085,250
Majestic Star LLC, 10.875%, 7/1/06                        1,300       1,085,500
Mandalay Resort Group, Sr. Notes,
9.50%, 8/1/08                                             1,650       1,732,500
Mandalay Resort Group, Sr. Sub. Notes,
10.25%, 8/1/07                                            9,630       9,967,050
MGM Mirage, Inc., 8.375%, 2/1/11                          4,800       4,848,000
MGM Mirage, Inc., 8.50%, 9/15/10                          6,250       6,533,500
                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Lodging and Gaming (continued)
-------------------------------------------------------------------------------
MGM Mirage, Inc., 9.75%, 6/1/07                     $     6,000    $  6,405,000
Park Place Entertainment, Sr. Sub.
Notes, 8.875%, 9/15/08                                    2,315       2,367,088
Sun International Hotels,
8.625%, 12/15/07                                          1,500       1,402,500
Sun International Hotels, Sr. Sub.
Notes, 9.00%, 3/15/07                                     4,125       3,903,281
Waterford Gaming LLC, Sr. Notes,
9.50%, 3/15/10(1)                                        10,989      10,714,275
-------------------------------------------------------------------------------
                                                                   $ 67,729,719
-------------------------------------------------------------------------------
Machinery -- 1.1%
-------------------------------------------------------------------------------
Flowserve Corp., 12.25%, 8/15/10                    $     3,555    $  3,772,744
Terex Corp., Sr. Sub. Notes,
10.375%, 4/1/11(1)                                        4,540       4,562,700
-------------------------------------------------------------------------------
                                                                   $  8,335,444
-------------------------------------------------------------------------------
Manufacturing -- 1.5%
-------------------------------------------------------------------------------
Insilco Corp., 12.00%, 8/15/07                      $     6,600    $  5,973,000
Nortek Inc., Sr. Notes, 8.875%, 8/1/08                    2,430       2,351,025
Roller Bearing Holdings Co., Sr. Disc.
Notes, 13.00%, (0% until 2002)
6/15/09(4)                                                3,467       1,889,515
Tekni-Plex Inc., 12.75%, 6/15/10                          1,870       1,701,700
-------------------------------------------------------------------------------
                                                                   $ 11,915,240
-------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.2%
-------------------------------------------------------------------------------
Grant Geophysical, Inc., Sr. Notes,
Series B, 9.75%, 2/15/08                            $     1,000    $    585,000
Key Energy Services, Inc.,
14.00%, 1/15/09                                             900       1,057,500
R&B Falcon Corp., 9.50%, 12/15/08                         2,210       2,567,176
R&B Falcon Corp., 10.25%, 5/15/03                           950         982,063
Universal Compression, Inc., Sr. Disc.
Notes, 9.875%, (0% until 2003), 2/15/08                   5,175       4,495,781
-------------------------------------------------------------------------------
                                                                   $  9,687,520
-------------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 5.6%
-------------------------------------------------------------------------------
Abraxas Petroleum Corp., 11.50%, 11/1/04            $     7,803    $  7,373,835
Abraxas Petroleum Corp.,
12.875%, 3/15/03                                          1,080       1,115,100
Chesapeake Energy Corp.,
8.125%, 4/1/11(1)                                        13,130      12,911,123
Chesapeake Energy Corp.,
9.125%, 4/15/06                                           1,100       1,155,000
Chesapeake Energy Corp., 9.625%, 5/1/05                   2,475       2,710,125

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
-------------------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Notes,
7.875%, 3/15/04                                     $       330    $    330,000
Chesapeake Energy Corp., Sr. Notes,
8.50%, 3/15/12                                            3,170       3,138,300
Comstock Resources, Inc.,
11.25%, 5/1/07                                            2,350       2,479,250
Gothic Production Corp.,
11.125%, 5/1/05                                           4,350       4,741,500
Gothic Production Corp.,
12.375%, 8/1/06                                           3,945       4,083,075
Plains Resources, Inc., 10.25%, 3/15/06                   1,300       1,319,500
Plains Resources, Inc., 10.25%, 3/15/06                   2,075       2,106,125
Plains Resources, Inc., Sr. Sub. Notes,
10.25%, 3/15/06                                             250         253,750
-------------------------------------------------------------------------------
                                                                   $ 43,716,683
-------------------------------------------------------------------------------
Oil and Gas - Refining -- 0.0%
-------------------------------------------------------------------------------
Western Gas Resources, 10.00%, 6/15/09              $       300    $    319,500
-------------------------------------------------------------------------------
                                                                   $    319,500
-------------------------------------------------------------------------------
Paper and Forest Products -- 1.5%
-------------------------------------------------------------------------------
Caraustar Industries Inc., Sr. Sub.
Notes, 9.875%, 4/1/11(1)                            $     8,755    $  8,426,688
Pacifica Papers, Inc., 10.00%, 3/15/09                      500         535,000
Tembec Industries Inc., Sr. Notes,
8.50%, 2/1/11(1)                                          2,600       2,678,000
-------------------------------------------------------------------------------
                                                                   $ 11,639,688
-------------------------------------------------------------------------------
Printing and Business Products -- 0.6%
-------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                              $     4,150    $  3,880,250
Merrill Corp., Series B, 12.00%, 5/1/09                   1,750         446,250
-------------------------------------------------------------------------------
                                                                   $  4,326,500
-------------------------------------------------------------------------------
Publishing -- 0.2%
-------------------------------------------------------------------------------
Von Hoffman Press, Inc., Sr. Sub. Notes,
10.875%, 5/15/07(4)                                 $     1,275    $  1,179,375
-------------------------------------------------------------------------------
                                                                   $  1,179,375
-------------------------------------------------------------------------------
Restaurants -- 1.8%
-------------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub Notes,
10.25%, 5/15/07                                     $     8,240    $  8,404,800
                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Restaurants (continued)
-------------------------------------------------------------------------------
Sbarro, Inc., 11.00%, 9/15/09                       $     5,500    $  5,775,000
-------------------------------------------------------------------------------
                                                                   $ 14,179,800
-------------------------------------------------------------------------------
Retail - Food and Drug -- 0.9%
-------------------------------------------------------------------------------
Pantry, Inc., Sr. Sub. Notes,
10.25%, 10/15/07                                    $     3,620    $  3,574,750
Winn-Dixie Stores Inc., 8.875%, 4/1/08                    3,500       3,500,000
-------------------------------------------------------------------------------
                                                                   $  7,074,750
-------------------------------------------------------------------------------
Retail - General -- 0.1%
-------------------------------------------------------------------------------
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                    $       818    $    699,390
-------------------------------------------------------------------------------
                                                                   $    699,390
-------------------------------------------------------------------------------
Semiconductors -- 1.9%
-------------------------------------------------------------------------------
Amkor Technologies, Inc., Sr. Notes,
9.25%, 5/1/06                                       $       800    $    764,000
Amkor Technologies, Inc., Sr. Notes,
9.25%, 2/15/08(1)                                         4,430       4,297,100
Asat Finance LLC, 12.50%, 11/1/06                         3,120       3,112,200
Chippac International Ltd.,
12.75%, 8/1/09                                              500         450,000
Fairchild Semiconductor, Sr. Sub. Notes,
10.50%, 2/1/09(1)                                         6,080       5,867,200
SCG Holding Corp., 12.00%, 8/1/09                           630         475,650
-------------------------------------------------------------------------------
                                                                   $ 14,966,150
-------------------------------------------------------------------------------
Services -- 0.4%
-------------------------------------------------------------------------------
Coyne International Enterprises, Sr.
Sub. Notes, 11.25%, 6/1/08                          $       840    $    422,100
Kindercare Learning Centers, Inc., Sr.
Sub. Notes, 9.50%, 2/15/09                                1,850       1,785,250
Rose Hills Company, Sr. Sub. Notes,
9.50%, 11/15/04                                           1,200         840,000
-------------------------------------------------------------------------------
                                                                   $  3,047,350
-------------------------------------------------------------------------------
Transportation -- 0.9%
-------------------------------------------------------------------------------
CHC Helicopter Corp., 11.75%, 7/15/20     EUR             2,350    $  2,248,687
Kansas City Southern, Sr. Notes,
9.50%, 10/1/08(1)                                         2,150       2,225,250
MTL, Inc., Variable Rate, 6/15/06                           400         186,000

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Transportation (continued)
-------------------------------------------------------------------------------
Pacer International, Inc.,
11.75%, 6/1/07                                      $     2,336    $  2,277,600
-------------------------------------------------------------------------------
                                                                   $  6,937,537
-------------------------------------------------------------------------------
Waste Management -- 3.7%
-------------------------------------------------------------------------------
Allied Waste, 8.875%, 4/1/08(1)                     $     7,800    $  8,034,000
Allied Waste, 10.00%, 8/1/09                             15,600      15,990,000
Stericycle, Inc., 12.375%, 11/15/09                       4,460       4,705,300
-------------------------------------------------------------------------------
                                                                   $ 28,729,300
-------------------------------------------------------------------------------
Wireless Communication Services -- 7.8%
-------------------------------------------------------------------------------
Alamosa PCS Holdings, Inc., 12.875%, (0%
until 2005), 2/15/10                                $     6,235    $  3,211,025
Dobson Communications, Sr. Notes,
10.875%, 7/1/10                                              70          71,750
Dolphin Telecom PLC, Sr. Disc. Notes,
14.00%, (0% until 2004), 5/15/09                          5,225         391,875
IWO Holdings, Inc., 14.00%, 1/15/11(1)                    5,600       5,516,000
McCaw International Ltd., Sr. Disc.
Notes, 13.00%, (0% until 2002) 4/15/07                    5,650       3,644,250
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65%, (0% until 2002), 9/15/07                     660         490,050
Nextel Communications, Inc., Sr. Notes,
9.375%, 11/15/09                                          1,200       1,023,000
Nextel Communications, Inc., Sr. Notes,
9.50%, 2/1/11(1)                                          9,490       8,113,950
Nextel International, Sr. Notes,
12.75%, 8/1/10                                            4,550       3,605,875
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10                                           2,900       2,530,250
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10                                           2,800       2,443,000
NTL Communications Corp., Sr. Notes,
11.875%, 10/1/10                                         16,250      14,787,500
PF.Net Communications, Sr. Notes,
13.75%, 5/15/10                                           4,200       2,121,000
PTC International Finance II SA,
11.25%, 12/1/09                                             625         646,875
PTC International Finance II SA,
11.25%, 12/1/09                           EUR             1,125       1,022,205
Spectrasite Holdings, Inc.,
6.75%, 11/15/10(1)                                        1,540         912,450
Spectrasite Holdings, Inc., Sr. Notes,
12.50%, 11/15/10                                            780         686,400
TeleCorp PCS, Inc., 8.50%, 10/23/09                       3,713       2,896,303
TeleCorp PCS, Inc., 10.625%, 7/15/10                      2,390       2,318,300
                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Wireless Communication Services (continued)
-------------------------------------------------------------------------------
Triton PCS Inc., Sr. Sub. Notes,
9.375%, 2/1/11(1)                                   $     1,740    $  1,687,800
Ubiquitel Operating Co.,
14.00%, (0% until 2005), 4/15/10                          6,400       2,720,000
-------------------------------------------------------------------------------
                                                                   $ 60,839,858
-------------------------------------------------------------------------------
Wireless Equipment -- 1.1%
-------------------------------------------------------------------------------
American Tower Corp., 9.375%, 2/1/09(1)             $     9,060    $  8,720,250
-------------------------------------------------------------------------------
                                                                   $  8,720,250
-------------------------------------------------------------------------------
Wireline Communication Services -- 13.3%
-------------------------------------------------------------------------------
360 Networks, Inc., Sr. Notes,
13.00%, 5/1/08                                      $       970    $    373,450
Allegiance Telecom, Inc., Sr. Disc.
Notes, 11.75%, (0% to 2003) 2/15/08                       2,670       1,855,650
Call-Net Enterprises, Inc., Sr. Notes,
8.00%, 8/15/08                                            1,685         520,244
Carrier1 International SA, Sr. Notes,
13.25%, 2/15/09                                           9,125       7,322,813
Colt Telecom Group PLC, Sr. Disc. Notes,
12.00%, (0% until 2001) 12/15/06                            900         868,500
Completel Europe NV,
14.00%, (0% until 2004), 2/15/09                          1,960         891,800
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07(2)(3)                                    3,150          78,750
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07(2)(3)                    DEM             2,500          16,950
FLAG Ltd., Sr. Notes, 8.25%, 1/30/08                      1,720       1,556,600
FLAG Telecom Holdings Ltd., Sr. Notes,
11.625%, 3/30/10                                          4,000       3,060,000
Global Crossing Holding Ltd.,
9.125%, 11/15/06                                          3,985       3,775,788
Global Crossing Holding Ltd.,
9.50%, 11/15/09                                             270         254,475
Global Crossing Holding Ltd., Sr. Notes,
9.625%, 5/15/08                                             125         118,438
Global Crossing Holding Ltd., Sr. Sub.
Debs., 8.70%, 8/1/07(1)                                   7,440       6,844,800
Global TeleSystems Group, Inc.,
11.00%, 12/1/09                           EUR             1,250         331,988
GST Telecommunications, Sr. Sub. Notes,
12.75%, 11/15/07(2)(3)                                      800          16,000
GT Group Telecom, Sr. Disc. Notes,
13.25%, (0% until 2005), 2/1/10                           5,300       2,040,500
ICG Holdings, Inc.,
12.50%, (0% until 2001), 5/1/06(2)                        3,830         248,950

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Wireline Communication Services (continued)
-------------------------------------------------------------------------------
Intermedia Communications, Inc., Sr.
Disc. Notes, 11.25%, (0% until 2002),
7/15/07                                             $     8,467    $  7,408,625
Intermedia Communications, Inc., Sr.
Disc. Notes, 12.50%, (0% until 2001)
5/15/06                                                   2,335       2,358,350
Intermedia Communications, Inc., Sr.
Notes, 8.50%, 1/15/08                                     1,250       1,231,250
Intermedia Communications, Inc., Sr.
Notes, 9.50%, 3/1/09                                        650         646,750
International Cabletel, Inc., Sr. Notes,
11.50%, (0% until 2001) 2/1/06                            4,115       3,682,925
iPCS Inc., Sr. Disc. Notes,
14.00%, (0% until 2005) 7/15/10                           7,050       3,066,750
Jazztel PLC, Sr. Notes,
13.25%, 12/15/09                          EUR             1,937       1,080,999
Jazztel PLC, Sr. Notes, 14.00%, 4/1/09                    7,163       4,691,765
Jazztel PLC, Sr. Notes, 14.00%, 4/1/09    EUR             2,000       1,142,598
Level 3 Communications, Inc., Sr. Disc.
Notes, 10.50%, (0% until 2003) 12/1/08                    1,200         582,000
Level 3 Communications, Inc., Sr. Notes,
9.125%, 5/1/08                                            4,235       3,028,025
Level 3 Communications, Inc., Sr. Notes,
11.00%, 3/15/08                                           1,370       1,078,875
Level 3 Communications, Inc., Sr. Notes,
11.25%, 3/15/10                                           9,215       7,233,775
MGC Communications, Inc., Sr. Notes,
13.00%, 4/1/10                                              450         177,750
Nextlink Communications, Inc., Sr.
Notes, 9.625%, 10/1/07                                    1,275         758,625
Nextlink Communications, Inc., Sr.
Notes, 12.50%, 4/15/06                                    5,550       4,051,500
Nextlink Communications, Sr. Disc.
Notes, 12.25%, (0% until 2004), 6/1/09                    1,000         355,000
Primus Telecommunications Group, Sr.
Notes, 11.25%, 1/15/09                                      750         213,750
RCN Corp., Sr. Notes, 10.125%, 1/15/10                    1,800         747,000
RSL Communications PLC,
9.125%, 3/1/08(2)(3)                                      2,110          44,838
RSL Communications PLC, 10.125%, (0%
until 2003), 3/1/08(2)                                    3,500          48,125
RSL Communications PLC,
12.875%, 3/1/10(2)(3)                                     1,190          26,775
RSL Communications PLC, Sr. Notes,
12.25%, 11/15/06                                          1,015          21,569
SBA Communications Corp., Sr. Disc.
Notes, 12.00%, (0% to 2003) 3/1/08                        1,050         834,750
SBA Communications Corp., Sr. Notes,
10.25%, 2/1/09(1)                                         7,460       7,012,400
                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Wireline Communication Services (continued)
-------------------------------------------------------------------------------
Tele1 Europe BV, Sr. Notes,
11.875%, 12/1/09                          EUR       $     2,465    $  1,867,837
Tele1 Europe BV, Sr. Notes,
13.00%, 5/15/09                                             950         831,250
Teligent, Inc., Sr. Disc. Notes,
11.50%, (0% until 2003), 3/1/08                           3,400          51,000
Tritel PCS Inc., Sr. Sub. Notes,
10.375%, 1/15/11(1)                                       6,080       5,852,000
Versatel Telecom BV, 4.00%, 3/30/05(1)                    2,740       1,345,287
Versatel Telecom BV, Sr. Notes,
11.875%, 7/15/09                                          4,794       2,852,430
Versatel Telecom BV, Sr. Notes,
13.25%, 5/15/08                                           7,250       4,458,750
Versatel Telecom BV, Sr. Notes,
13.25%, 5/15/08                                           1,540         947,100
Viatel, Inc., Sr. Disc. Notes,
12.50%, (0% until 2003), 4/15/08                          1,260         179,550
Viatel, Inc., Sr. Notes,
11.25%, 4/15/08                                             520          85,800
Viatel, Inc., Sr. Notes,
11.50%, 3/15/09(2)(3)                                     1,075         177,375
Viatel, Inc., Sr. Notes,
11.50%, 3/15/09(2)(3)                                     4,430         730,950
Worldwide Fiber, Inc., Sr. Notes,
12.00%, 8/1/09                                            6,300       2,362,500
-------------------------------------------------------------------------------
                                                                   $103,442,294
-------------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $817,321,569)                                  $715,784,969
-------------------------------------------------------------------------------

COMMON STOCKS, WARRANTS AND RIGHTS -- 0.6%

SECURITY                                          SHARES           VALUE
-------------------------------------------------------------------------------
Broadcasting and Cable -- 0.1%
-------------------------------------------------------------------------------
Ono Finance PLC, Warrants(3)(4)                           3,440    $    240,800
Ono Finance PLC, Warrants, Exp.
5/31/09(3)(4)                                             1,200          74,310
Pegasus Communications Corp. Common(3)                    5,458         125,534
UIH Australia/Pacific, Inc.,
Warrants(3)(4)                                              900               0
-------------------------------------------------------------------------------
                                                                   $    440,644
-------------------------------------------------------------------------------
Chemicals -- 0.0%
-------------------------------------------------------------------------------
Sterling Chemicals, Inc., Common(3)                       2,400    $      1,200
-------------------------------------------------------------------------------
                                                                   $      1,200
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                          SHARES           VALUE
-------------------------------------------------------------------------------
Information Technology Services -- 0.0%
-------------------------------------------------------------------------------
Cybernet Internet Services
International, Inc., Warrants(3)(4)                       1,675    $          0
Diva Systems Corp., Warrants(3)                          18,525               0
Equinix, Inc., Warrants(3)(4)                             1,500         165,000
-------------------------------------------------------------------------------
                                                                   $    165,000
-------------------------------------------------------------------------------
Lodging and Gaming -- 0.0%
-------------------------------------------------------------------------------
Peninsula Gaming LLC, Convertible
Preferred Membership Interests(3)(4)                      6,338    $     38,027
-------------------------------------------------------------------------------
                                                                   $     38,027
-------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.1%
-------------------------------------------------------------------------------
Key Energy Services, Inc., Warrants(3)                    1,000    $     60,000
R&B Falcon Corp., Warrants(3)                             1,600         947,800
-------------------------------------------------------------------------------
                                                                   $  1,007,800
-------------------------------------------------------------------------------
Printing and Business Products -- 0.0%
-------------------------------------------------------------------------------
Merrill Corp., Warrants(3)(4)                             1,750    $          0
-------------------------------------------------------------------------------
                                                                   $          0
-------------------------------------------------------------------------------
Retail - Food and Drug -- 0.3%
-------------------------------------------------------------------------------
Pathmark Stores Inc., Common(3)                         119,039    $  2,050,447
-------------------------------------------------------------------------------
                                                                   $  2,050,447
-------------------------------------------------------------------------------
Semiconductors -- 0.0%
-------------------------------------------------------------------------------
Asat Finance, Warrants(3)(4)                              3,900    $    157,950
-------------------------------------------------------------------------------
                                                                   $    157,950
-------------------------------------------------------------------------------
Services -- 0.0%
-------------------------------------------------------------------------------
HF Holdings, Inc., Warrants(3)                            3,400    $          0
-------------------------------------------------------------------------------
                                                                   $          0
-------------------------------------------------------------------------------
Wireless Communication Services -- 0.0%
-------------------------------------------------------------------------------
PF.Net Communications, Warrants(3)                        4,200    $          0
Ubiquitel Operating Co., Warrants,
Exp. 4/15/10(1)(3)                                        6,025    $    150,625
-------------------------------------------------------------------------------
                                                                   $    150,625
-------------------------------------------------------------------------------
Wireline Communication Services -- 0.1%
-------------------------------------------------------------------------------
Carrier1 International SA, Common(3)                      5,500    $     42,058
SECURITY                                          SHARES           VALUE
-------------------------------------------------------------------------------

Wireline Communication Services (continued)
-------------------------------------------------------------------------------
Carrier1 International SA,
Warrants(3)(4)(5)                                         4,125    $    120,660
Completel Europe NV, Common(3)(4)                        98,000         202,125
Intermedia Communications, Inc.,
Common(3)                                                 1,903          33,065
iPCS Inc., Warrants(3)(4)                                 4,650         106,950
Primus Telecommunications Group,
Warrants, Exp. 8/1/04(3)                                  1,150             380
Tele1 Europe Holding AB-ADR, Common(3)                   19,567          53,809
Versatel Telecom BV, Warrants(3)(5)                       3,500         164,702
-------------------------------------------------------------------------------
                                                                   $    723,749
-------------------------------------------------------------------------------
Total Common Stocks, Warrants and Rights
   (identified cost $3,521,174)                                    $  4,735,442
-------------------------------------------------------------------------------

PREFERRED STOCKS -- 4.4%

SECURITY                                          SHARES           VALUE
-------------------------------------------------------------------------------
Apparel -- 0.0%
-------------------------------------------------------------------------------
Cluett American Corp., 12.50%                                 1    $         27
Cluett American Corp., 12.50% (PIK)                          47           1,574
-------------------------------------------------------------------------------
                                                                   $      1,601
-------------------------------------------------------------------------------
Broadcasting and Cable -- 1.3%
-------------------------------------------------------------------------------
Adelphia Communications Corp., 13%                       12,000    $  1,188,000
CSC Holdings, Inc., Series M, 11.125%
(PIK)                                                    36,698       4,055,129
Granite Broadcasting Corp., 12.75% (PIK)                  2,687         725,490
Pegasus Satellite, 12.75% (PIK)                           4,056       3,974,880
-------------------------------------------------------------------------------
                                                                   $  9,943,499
-------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.3%
-------------------------------------------------------------------------------
Crown Castle International Corp., 12.75%
(PIK)                                                     2,647    $  2,673,470
-------------------------------------------------------------------------------
                                                                   $  2,673,470
-------------------------------------------------------------------------------
Wireless Communication Services -- 1.9%
-------------------------------------------------------------------------------
Dobson Communications Corp., 12.25%
(PIK)                                                     2,803    $  2,522,700
Dobson Communications Corp., 12.25%
(PIK)                                                     1,136       1,022,400
Nextel Communications Corp., 13% (PIK)                    4,930       4,239,800
Nextel Communications, Inc., 11.125%
(PIK)                                                     1,664       1,264,640
Rural Cellular Corp., 11.375% (PIK)                       3,144       2,515,200
Rural Cellular Corp., 12.25%                              3,611       2,888,800
-------------------------------------------------------------------------------
                                                                   $ 14,453,540
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                          SHARES           VALUE
-------------------------------------------------------------------------------
Wireline Communication Services -- 0.9%
-------------------------------------------------------------------------------
Broadwing Communications, Series B,
12.50% (PIK)                                              2,702    $  2,756,040
Global Crossing Holding Ltd., 10.5%
(PIK)                                                    28,000       2,688,000
Global Crossing Holding Ltd., 6.75%                      10,350       1,630,125
Intermedia Communications, Inc., 7%(4)                   18,750         271,875
Nextlink Communications, 14% (PIK)                          245           9,310
-------------------------------------------------------------------------------
                                                                   $  7,355,350
-------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $40,420,177)                                   $ 34,427,460
-------------------------------------------------------------------------------

COMMERCIAL PAPER -- 2.5%

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
General Electric Capital Corp., 5.42%,
4/2/01                                              $    18,983    $ 18,977,284
-------------------------------------------------------------------------------
Total Commercial Paper (at amortized cost, $18,977,284)
                                                                   $ 18,977,284
-------------------------------------------------------------------------------
Total Investments -- 99.6%
   (identified cost $880,240,204)                                  $773,925,155
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.4%                             $  3,087,863
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $777,013,018
-------------------------------------------------------------------------------

 ADR - American Depositary Receipt

 PIK - Payment In Kind.

 EUR - Euro Dollar

 GBP - British Pound

 DEM - Deutsche Mark
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Defaulted Security.
 (3)  Non-income producing security.
 (4)  Restricted security.
 (5) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2001
Assets
-------------------------------------------------------
Investments, at value
   (identified cost, $880,240,204)        $ 773,925,155
Cash                                              9,429
Receivable for investments sold               5,487,655
Receivable for Fund shares sold               3,103,359
Dividends and interest receivable            18,866,869
Receivable for open forward foreign
   currency contracts                            34,381
Prepaid expenses                                  4,989
-------------------------------------------------------
TOTAL ASSETS                              $ 801,431,837
-------------------------------------------------------

Liabilities
-------------------------------------------------------
Payable for investments purchased         $  19,057,725
Dividends payable                             2,919,244
Payable for Fund shares redeemed              1,738,582
Payable to affiliate for service fees             1,871
Payable for Trustees' fees                        1,800
Accrued expenses                                699,597
-------------------------------------------------------
TOTAL LIABILITIES                         $  24,418,819
-------------------------------------------------------
NET ASSETS                                $ 777,013,018
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Paid-in capital                           $ 918,073,226
Accumulated net realized loss (computed
   on the basis of identified cost)         (35,838,603)
Accumulated undistributed net
   investment income                          1,150,536
Net unrealized depreciation (computed on
   the basis of identified cost)           (106,372,141)
-------------------------------------------------------
TOTAL                                     $ 777,013,018
-------------------------------------------------------

Class A Shares
-------------------------------------------------------
NET ASSETS                                $ 770,371,037
SHARES OUTSTANDING                          111,751,449
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        6.89
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $6.89)       $        7.23
-------------------------------------------------------

Class I Shares
-------------------------------------------------------
NET ASSETS                                $   6,641,981
SHARES OUTSTANDING                              809,496
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        8.21
-------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2001
Investment Income
------------------------------------------------------
Interest                                  $ 41,855,451
Dividends                                    2,218,967
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 44,074,418
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  2,233,666
Trustees fees and expenses                       8,184
Service fees
   Class A                                     729,288
Transfer and dividend disbursing agent
   fees                                        301,531
Custodian fee                                  175,865
Registration fees                              128,169
Printing and postage                            40,562
Legal and accounting services                   31,216
Miscellaneous                                   62,100
------------------------------------------------------
TOTAL EXPENSES                            $  3,710,581
------------------------------------------------------

NET INVESTMENT INCOME                     $ 40,363,837
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(27,227,208)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                    (19,887)
------------------------------------------------------
NET REALIZED LOSS                         $(27,247,095)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(53,134,459)
   Foreign currency and forward foreign
      currency exchange contracts              101,391
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(53,033,068)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(80,280,163)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(39,916,326)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       MARCH 31, 2001    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       SEPTEMBER 30, 2000
------------------------------------------------------------------------------
From operations --
   Net investment income                  $     40,363,837  $       49,913,351
   Net realized gain (loss)                    (27,247,095)            196,128
   Net change in unrealized
      appreciation (depreciation)              (53,033,068)        (39,181,170)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    (39,916,326) $       10,928,309
------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $    (44,161,171) $      (48,865,181)
      Class I                                     (518,457)           (413,496)
   In excess of net investment income
      Class I                                      (16,945)               (438)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $    (44,696,573) $      (49,279,115)
------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $    287,093,999  $      500,767,783
      Class I                                    1,971,257          12,226,722
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   25,924,853          25,151,917
      Class I                                      441,807             371,164
   Cost of shares redeemed
      Class A                                 (144,549,462)       (133,999,322)
      Class I                                   (5,345,043)         (1,441,856)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $    165,537,411  $      403,076,408
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     80,924,512  $      364,725,602
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of period                    $    696,088,506  $      331,362,904
------------------------------------------------------------------------------
AT END OF PERIOD                          $    777,013,018  $      696,088,506
------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
------------------------------------------------------------------------------
AT END OF PERIOD                          $      1,150,536  $        5,483,272
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                        CLASS A
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      ---------------------------------------------------------------
                                  (UNAUDITED)(1)        2000(1)        1999         1998         1997         1996
---------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  7.750         $  8.160      $  8.030     $  8.700     $  8.120     $  7.920
---------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.405         $  0.833      $  0.830     $  0.810     $  0.790     $  0.800
Net realized and unrealized
   gain (loss)                          (0.810)          (0.419)        0.110       (0.700)       0.570        0.210
---------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.405)        $  0.414      $  0.940     $  0.110     $  1.360     $  1.010
---------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.455)        $ (0.824)     $ (0.810)    $ (0.780)    $ (0.770)    $ (0.800)
In excess of net investment
   income                                   --               --            --           --       (0.010)      (0.010)
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.455)        $ (0.824)     $ (0.810)    $ (0.780)    $ (0.780)    $ (0.810)
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  6.890         $  7.750      $  8.160     $  8.030     $  8.700     $  8.120
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (5.21)%           5.01%        11.97%        0.98%       17.68%       13.41%
---------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $770,371         $685,322      $331,130     $224,960     $207,522     $143,844
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.04%(3)         1.04%         1.01%        1.04%        1.05%        1.07%
   Net investment income                 11.33%(3)        10.18%         9.97%        9.22%        9.32%        9.96%
Portfolio Turnover                          38%              98%          132%         141%         105%          81%
---------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                     CLASS I
                                  ----------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      --------------------------
                                  (UNAUDITED)(1)        2000(1)        1999(2)
--------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.210           $ 9.710        $10.000
--------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------
Net investment income                 $ 0.499           $ 0.995        $ 0.250
Net realized and unrealized
   loss                                (0.957)           (0.498)        (0.290)(3)
--------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(0.458)          $ 0.497        $(0.040)
--------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------
From net investment income            $(0.525)          $(0.996)       $(0.250)
In excess of net investment
   income                              (0.017)           (0.001)            --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.542)          $(0.997)       $(0.250)
--------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 8.210           $ 9.210        $ 9.710
--------------------------------------------------------------------------------

TOTAL RETURN(4)                         (4.94)%            5.07%         (0.44)%
--------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 6,642           $10,766        $   233
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.84%(5)          0.84%          0.89%(5)
   Net investment income                11.72%(5)         10.33%         10.12%(5)
Portfolio Turnover                         38%               98%           132%
--------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class I shares, July 1, 1999, to September 30, 1999.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Income Fund of Boston (the Trust), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Trust offers two classes of shares: Class A shares and Class I shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase;
   Class I shares are sold at net asset value. Each class represents a pro rata interest in the Trust, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Trust. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. The Trust will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Trust will begin amortizing market premium on debt securities effective October 1, 2001. Prior to this date, the Trust did not amortize market premium on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Trust. The impact of this accounting change has not been determined but will result in an increase to cost of securities and a corresponding decrease in net unrealized appreciation/depreciation based on securities held as of March 31, 2001.

 C Federal Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2000, the Trust, for federal income tax purposes, had a capital loss carryover of $5,320,216 which will reduce the Trust's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2003 ($1,177), 2004 ($2,446,478) and 2008 ($2,872,561). At
   September 30, 2000 net capital losses of $1,428,651 attributable to security transactions incurred after October 31, 1999, are treated as arising on the first day of the Trusts current taxable year.

 D Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended March 31, 2001, $810 credit balances were used to reduce the Trust's custodian fee.

 F Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities sold are determined on the basis of identified cost.

 G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Interim of Financial Statements -- The interim financial statements relating to March 31, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net investment income of the Trust is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Trust at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Trust or, at the election of the shareholder, in cash. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences relate to expired capital loss carryforwards.

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Trust shares were as follows:

                                              SIX MONTHS ENDED
                                              MARCH 31, 2001    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 2000
    ------------------------------------------------------------------------------
    Sales                                           39,921,814          61,113,218
    Issued to shareholders electing to
     receive payments of distributions in
     Trust shares                                    3,678,496           3,098,008
    Redemptions                                    (20,330,482)        (16,311,518)
    ------------------------------------------------------------------------------
    NET INCREASE                                    23,269,828          47,899,708
    ------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              MARCH 31, 2001    YEAR ENDED
    CLASS I                                   (UNAUDITED)       SEPTEMBER 30, 2000
    ------------------------------------------------------------------------------
    Sales                                              231,081           1,255,833
    Issued to shareholders electing to
     receive payments of distributions in
     Trust shares                                       52,744              38,976
    Redemptions                                       (642,994)           (150,146)
    ------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                           (359,169)          1,144,663
    ------------------------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at a monthly rate of 5/96 of 1% (0.625% annually) of the Trust's average daily net assets, was earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Trust. Except as to Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Trust's principal underwriter, received approximately $187,457 of the sales charge on sales of Class A shares during the six months ended
   March 31, 2001. Certain officers and Trustees of the Trust are officers of the above organizations.

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

5 Service Plan
-------------------------------------------
   The Trust has in effect a service plan for Class A shares (the Plan). The Plan authorizes the Trust to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Trust's average daily net assets attributable to Class A shares for each fiscal year. The Trustees approved service fee payments equal to 0.25% per annum of the Trust's average daily net assets attributable to Class A shares for any fiscal year on shares of the Fund sold on or after December 1, 1999 and 0.25% per annum for shares sold prior thereto and on or after May 22, 1989, outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the six months ended March 31, 2001 amounted to $729,288 for Class A shares.

6 Financial Instruments
-------------------------------------------
   The Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at March 31, 2001 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                  SALES
    -----------------------------------------------------------------
    SETTLEMENT                       IN EXCHANGE FOR   NET UNREALIZED
    DATE(S)     DELIVER             (IN U.S. DOLLARS)   APPRECIATION
    -----------------------------------------------------------------
      4/20/01   British Pound
                Sterling
                1,296,651              $ 1,862,808        $18,645
      4/20/01   Euro Dollar
                14,728,497              13,047,828         15,736
    -----------------------------------------------------------------
                                       $14,910,636        $34,381
    -----------------------------------------------------------------

7 Line of Credit
-------------------------------------------
   The Trust participates with other portfolios and funds managed by Boston Management Research (BMR) and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Trust solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Trust did not have any significant borrowings or allocated fees during the six months ended March 31, 2001.

8 Purchases and Sales of Investments
-------------------------------------------
   The Trust invests primarily in debt securities. The ability of the issuers of the debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $462,873,572 and $242,786,547, respectively, for the six months ended March 31, 2001.

9 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities at March 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 880,240,204
    -------------------------------------------------------
    Gross unrealized appreciation             $  22,225,821
    Gross unrealized depreciation              (128,540,870)
    -------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(106,315,049)
    -------------------------------------------------------

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

10 Restricted Securities
-------------------------------------------
   At March 31, 2001, the Trust owned the following securities (representing 0.57% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144a securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST        FAIR VALUE
    ------------------------------------------------------------------------------------------
    CORPORATE BONDS & NOTES
    ------------------------------------------------------------------------------------------
    Roller Bearing Holdings Co., Sr. Disc.       8/01/97-    3,467,000  $3,149,748  $1,889,515
     Notes, 13.00% (0% until 2002), 6/15/09     10/09/97
    Von Hoffman Press, Inc.,                     5/15/97-    1,275,000   1,278,000   1,179,375
     Sr. Sub. Notes, 10.875%, 5/15/07           11/04/98
    ------------------------------------------------------------------------------------------
                                                                        $4,427,748  $3,068,890
    ------------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND RIGHTS
    ------------------------------------------------------------------------------------------
    Asat Finance, Warrants                      10/20/00         3,900  $        0  $  157,950
    Carrier1 International SA, Warrants          9/09/99-        4,125     531,250     120,660
                                                 2/25/00
    Completel Europe NV, Common                  9/12/00        98,000           0     202,125
    Cybernet Internet Services                  10/20/99-        1,675     105,000           0
     International, Inc., Warrants              10/28/99
    Equinix, Inc., Warrants                      6/01/00         1,500           0     165,000
    iPCS Inc., Warrants                          2/12/01         4,650           0     106,950
    Merrill Corp., Warrants                      6/02/00         1,750           0           0
    Ono Finance PLC, Warrants                   10/12/99-        3,440           0     240,800
                                                11/05/99
    Ono Finance PLC, Warrants, Exp. 5/31/09     10/12/99-        1,200           0      74,310
                                                11/05/99
    Peninsula Gaming LLC, Convertible            8/19/99         6,338           0      38,027
     Preferred Membership Interests
    UIH Australia/Pacific, Inc., Warrants        3/05/98           900           0           0
    ------------------------------------------------------------------------------------------
                                                                        $  636,250  $1,105,822
    ------------------------------------------------------------------------------------------
    PREFERRED STOCKS
    ------------------------------------------------------------------------------------------
    Intermedia Communications, Inc., 7%         10/24/97        18,750  $  468,750  $  271,875
    ------------------------------------------------------------------------------------------
                                                                        $5,532,748  $4,446,587
    ------------------------------------------------------------------------------------------

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2001

INVESTMENT MANAGEMENT

EATON VANCE INCOME FUND OF BOSTON

Officers

James B. Hawkes
President and Trustee

Thomas P. Huggins
Vice President and
Co-Portfolio Manager

Michael W. Weilheimer
Vice President and
Co-Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

INVESTMENT ADVISER OF EATON VANCE INCOME FUND OF BOSTON
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122



EATON VANCE INCOME FUND OF BOSTON
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

443-5/01                                                                   IBSRC